Liquidity	12 Months Ended
Mar. 31, 2025
HCYC Group Company Limited [Member]
Liquidity

NOTE 3 — LIQUIDITY

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, as reflected in the Company’s consolidated financial statements, the Company has an accumulated loss of $1,656,956 and a working capital deficit of $825,582 as of March 31, 2025. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Based on the current operating plan, management has concluded that its current operating plan will provide sufficient liquidity for the Company to meet its requirements for at least 12 months from the date of the consolidated financial statements are issued. In order to fully implement its long-term business plan and sustain continued growth, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or other adjustments that might be necessary should the Company be unable to continue as a going concern.